Income Taxes, income tax expense net operating losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Federal
Income Tax Disclosure
NOL carryforwards	1,923.2
Deferred income tax asset for State NOL carryforwards	102.0
Federal | Minimum
Income Tax Disclosure
Expiration of NOL carryforwards	2013
Federal | Maximum
Income Tax Disclosure
Expiration of NOL carryforwards	2032
State
Income Tax Disclosure
Deferred income tax asset for Federal NOL carryforwards (entities not on Federal return)	19.1
State | Minimum
Income Tax Disclosure
Expiration of NOL carryforwards	2013
State | Maximum
Income Tax Disclosure
Expiration of NOL carryforwards	2032